Computation of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income attributable to Dentsply International
Diluted										$ 313,192	$ 314,213
Shares
Basic									141,714	142,663	141,850
Incremental shares from assumed exercise of dilutive options									2,505	2,302	2,095
Net Income (Loss) Attributable to Parent	$ 84,710	$ 75,273	$ 89,993	$ 72,878	$ 74,428	$ 79,851	$ 87,228	$ 71,685	$ 322,854	$ 313,192	$ 314,213
Diluted									144,219	144,965	143,945
Earnings per common share
Basic	$ 0.60	$ 0.53	$ 0.63	$ 0.51	$ 0.52	$ 0.56	$ 0.61	$ 0.50	$ 2.28	$ 2.20	$ 2.22
Diluted	$ 0.59	$ 0.52	$ 0.62	$ 0.50	$ 0.51	$ 0.55	$ 0.60	$ 0.49	$ 2.24	$ 2.16	$ 2.18